PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Deductible input VAT and VAT rebates receivable	¥ 104,391,993		¥ 15,509,025
Advances to suppliers	54,722,157		35,620,903
Deferred charge	14,359,452		2,300,871
Income tax receivable	13,349,602
Receivable from online platforms	11,555,500		591,388
Interest receivable	1,916,240		995,789
Others	5,400,773		1,043,286
Prepayments and other current assets	¥ 205,695,717	$ 29,823,076	¥ 56,061,263